FINANCIAL INSTRUMENTS - Liquidity risk (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments
Borrowings	$ 145,795	$ 161,353
Liquidity risk
Financial Instruments
Financial liabilities	190,199	221,465
Trade and other payables	8,851	5,966
Accrued liabilities	7,967	5,659
Lease obligation	3,527	1,417
Credit facility	146,006
Liquidity risk | Camino Rojo project loan
Financial Instruments
Borrowings		157,083
Liquidity risk | Newmont loan
Financial Instruments
Borrowings		10,662
Liquidity risk | Fresnillo obligation
Financial Instruments
Trade and other payables	23,848	40,678
Less than 3 months | Liquidity risk
Financial Instruments
Financial liabilities	25,161	14,962
Trade and other payables	8,851	5,966
Accrued liabilities	7,967	5,659
Lease obligation	248	114
Credit facility	7,810
Less than 3 months | Liquidity risk | Camino Rojo project loan
Financial Instruments
Borrowings		2,750
Less than 3 months | Liquidity risk | Fresnillo obligation
Financial Instruments
Trade and other payables	285	473
Between 3 months and 1 year | Liquidity risk
Financial Instruments
Financial liabilities	47,174	35,558
Lease obligation	743	289
Credit facility	22,868
Between 3 months and 1 year | Liquidity risk | Camino Rojo project loan
Financial Instruments
Borrowings		8,250
Between 3 months and 1 year | Liquidity risk | Newmont loan
Financial Instruments
Borrowings		10,662
Between 3 months and 1 year | Liquidity risk | Fresnillo obligation
Financial Instruments
Trade and other payables	23,563	16,357
Between 1 year and 3 years | Liquidity risk
Financial Instruments
Financial liabilities	86,876	170,425
Lease obligation	1,310	494
Credit facility	85,566
Between 1 year and 3 years | Liquidity risk | Camino Rojo project loan
Financial Instruments
Borrowings		146,083
Between 1 year and 3 years | Liquidity risk | Fresnillo obligation
Financial Instruments
Trade and other payables		23,848
Later than 3 years | Liquidity risk
Financial Instruments
Financial liabilities	30,988	520
Lease obligation	1,226	$ 520
Credit facility	$ 29,762